Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 71,000	$ 219,000	$ 1,844,000	$ 4,228,000
Marketable Investments	81,000	214,000
Prepaid expenses and other current assets	1,245,000	1,168,000	1,312,000	1,505,000
Total current assets	1,397,000	1,601,000	3,156,000	5,733,000
Operating lease right-of-use assets, net	292,000	319,000	346,000
Property, plant, and equipment, net	48,000	50,000
Prepaid expenses and other long-term assets	1,256,000	1,335,000	1,415,000	1,491,000
Total assets	2,993,000	3,305,000	4,917,000	7,224,000
Current liabilities
Accounts payable	1,895,000	1,064,000	117,000	215,000
Accrued expenses and other current liabilities	1,788,000	665,000	743,000	601,000
Bank overdraft	118,000
Convertible promissory note payable	800,000	800,000	800,000	800,000
Operating lease liability, current portion	147,000	144,000	141,000
Loans payable	1,491,000	183,000	183,000	185,000
Deferred commission payable	5,738,000	5,738,000	5,738,000
Total current liabilities	11,977,000	8,594,000	7,722,000	1,801,000
Derivative warrant liability	24,000	32,000	123,000	142,000
Operating lease liability, non-current portion	110,000	141,000	171,000
Deferred commission payable				5,738,000
Total liabilities	12,111,000	8,767,000	8,016,000	7,681,000
Commitments and contingencies (see note 16)
Stockholders’ deficit
Common stock, par value $0.0001; 250,000,000 shares authorized at September 30, 2024 and December 31, 2023, respectively, 96,004,699 and 73,829,536 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	10,000	7,000	7,000	7,000
Preferred stock, par value $0.0001; 1,000,000 shares authorized at September 30, 2024 and December 31, 2023; no shares issued and outstanding at September 30, 2024 and December 31, 2023
Additional paid-in capital	17,296,000	14,378,000	11,357,000	10,424,000
Accumulated deficit	(26,695,000)	(20,234,000)	(14,851,000)	(11,299,000)
Accumulated other comprehensive income	271,000	387,000	388,000	411,000
Total stockholders’ deficit	(9,118,000)	(5,462,000)	(3,099,000)	(457,000)
Total liabilities and stockholders’ deficit	$ 2,993,000	$ 3,305,000	$ 4,917,000	$ 7,224,000